Details to the consolidated cash flow statements (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Increase in inventories	$ (225)	$ (546)	$ (560)
Increase in trade receivables	(931)	(1,504)	(397)
(Decrease)/increase in trade payables	(105)	479	(181)
Change in other current and non-current assets	(502)	(125)	(84)
Change in other current liabilities	1,057	1,327	426
Total	$ (706)	$ (369)	$ (796)